Selected Statements of Operations Data (Schedule of financial expenses and others, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Interest on deposits	$ 246	$ 143	$ 93
Foreign currency translation differences and derivatives	3,254	566	3,296
Non-cash revaluation income associated with business combination	1,995	0	0
Total financial income	5,495	709	3,389
Financial expenses:
Bank charges, interest on loans and factoring fees	(5,034)	(5,974)	(7,538)
Foreign currency translation differences and derivatives	(6,816)	(4,082)	(4,049)
Non-cash revaluation expenses associated with business combination	0	(1,703)	(110)
Others	(183)	(424)	(160)
Total financial expenses	(12,033)	(12,183)	(11,857)
Financial and other expenses, net	$ (6,538)	$ (11,474)	$ (8,468)